VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—8.7%
U.S. Treasury Bonds
1.875%, 11/15/51	$ 4,265	$ 2,815
4.000%, 11/15/52	8,135	8,356
U.S. Treasury Notes
0.125%, 8/31/23	3,455	3,427
2.500%, 4/30/24	670	654
0.250%, 5/31/25	1,375	1,258
1.875%, 2/15/32	8,515	7,294
4.125%, 11/15/32	4,070	4,159
Total U.S. Government Securities (Identified Cost $29,709)		27,963

Municipal Bonds—0.5%
Florida—0.2%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	470	463
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	100	78
New York—0.2%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	665	727
Virginia—0.1%
Tobacco Settlement Financing Corp. Revenue Taxable Series A-1, Taxable 6.706%, 6/1/46	285	270
Total Municipal Bonds (Identified Cost $1,664)		1,538

Foreign Government Securities—5.9%
Arab Republic of Egypt
144A 7.600%, 3/1/29(1)	445	287
144A 5.875%, 2/16/31(1)	530	291
Bolivarian Republic of Venezuela
9.375%, 1/13/34(2)	920	74
RegS 7.650%, 4/21/25(2)(3)	1,500	120
Dominican Republic 144A 4.875%, 9/23/32(1)	1,685	1,434
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(3)	1,175	1,102
Federative Republic of Brazil 6.000%, 10/20/33	845	834
Hungary Government International Bond 144A 6.250%, 9/22/32(1)	610	625
Kingdom of Jordan 144A 5.850%, 7/7/30(1)	780	712
Kingdom of Morocco
144A 3.000%, 12/15/32(1)	200	158
	Par Value	Value

Foreign Government Securities—continued
144A 5.500%, 12/11/42(1)	$ 410	$ 353
Mongolia Government International Bond 144A 8.650%, 1/19/28(1)	825	833
Republic of Angola 144A 8.250%, 5/9/28(1)	865	766
Republic of Argentina 3.500%, 7/9/41(4)	1,470	470
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(1)	445	428
Republic of Guatemala 144A 5.250%, 8/10/29(1)	460	437
Republic of Indonesia
2.850%, 2/14/30	790	700
144A 4.350%, 1/8/27(1)	370	363
Republic of Panama 3.298%, 1/19/33	495	412
Republic of Philippines 3.700%, 3/1/41	965	796
Republic of Poland 4.875%, 10/4/33	505	495
Republic of Serbia 144A 6.500%, 9/26/33(1)	565	552
Republic of South Africa 5.875%, 4/20/32	830	735
Republic of Turkey
9.875%, 1/15/28	230	234
7.625%, 4/26/29	1,025	965
9.125%, 7/13/30	425	421
Saudi International Bond
144A 5.500%, 10/25/32(1)	670	703
144A 4.500%, 10/26/46(1)	770	673
State of Qatar 144A 3.750%, 4/16/30(1)	620	596
Ukraine Government
144A 7.750%, 9/1/26(1)(2)	825	196
RegS 7.750%, 9/1/26(2)(3)	525	125
United Mexican States
3.500%, 2/12/34	450	376
6.350%, 2/9/35	405	425
6.338%, 5/4/53	1,230	1,252
Total Foreign Government Securities (Identified Cost $21,822)		18,943

Mortgage-Backed Securities—16.2%
Agency—1.9%
Federal Home Loan Mortgage Corp. Pool #SD3238 5.500%, 12/1/52	315	314
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	1,041	1,020
Pool #MA4785 5.000%, 10/1/52	1,953	1,915
Pool #MA4805 4.500%, 11/1/52	1,542	1,483
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA5072 5.500%, 7/1/53	$ 1,470	$ 1,463
		6,195

Non-Agency—14.3%
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	1,320	1,289
2015-SFR2, C 144A 4.691%, 10/17/52(1)	1,011	979
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(1)	660	615
2020-SFR3, B 144A 1.806%, 9/17/37(1)	2,000	1,817
2021-SFR2, C 144A 1.877%, 8/17/38(1)	510	443
2021-SFR3, D 144A 2.177%, 10/17/38(1)	540	462
Angel Oak Mortgage Trust 2022-5, A1 144A 4.500%, 5/25/67(1)(4)	443	423
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	113	105
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	259	239
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	423	338
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.872%, Cap N/A, Floor 0.872%) 144A 6.066%, 3/15/37(1)(4)	590	531
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	700	684
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.045%, 4/15/37(1)(4)	675	655
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(1)(4)	81	75
BX Commercial Mortgage Trust 2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 10/15/36(1)(4)	501	496
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	1,412	1,173
2022-CLS, A 144A 5.760%, 10/13/27(1)	603	581
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	202	180
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	419	363
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	1,002	918
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(1)(4)	899	851
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(1)(4)	702	674
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(1)	250	210
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 6.173%, 5/15/36(1)(4)	$ 1,272	$ 1,265
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	828	711
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	338	295
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	35	32
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	292	243
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(1)	770	700
2020-SFR2, B 144A 1.567%, 10/19/37(1)	1,245	1,119
2021-SFR1, D 144A 2.189%, 8/17/38(1)	1,010	867
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(1)(4)	41	36
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	444	442
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	1,349	1,120
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.636%, 8/15/39(1)(4)	836	836
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	885	861
JPMorgan Chase Mortgage Trust
2014-2, 2A2 144A 3.500%, 6/25/29(1)(4)	32	31
2014-5, B2 144A 2.766%, 10/25/29(1)(4)	237	207
LHOME Mortgage Trust 2021-RTL1, A1 144A 2.090%, 2/25/26(1)(4)	243	239
MetLife Securitization Trust 2017-1A, M1 144A 3.453%, 4/25/55(1)(4)	425	363
MFA Trust
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	1,328	1,246
2021-INV1, A1 144A 0.852%, 1/25/56(1)(4)	145	127
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(1)(4)	375	349
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	678	561
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	778	671
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/28(1)	640	638
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	486	440
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	391	365

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	$ 33	$ 31
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(4)	1,048	922
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	59	55
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(1)(4)	385	367
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	168	146
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	326	307
Progress Residential Trust 2019-SFR3, B 144A 2.571%, 9/17/36(1)	1,000	956
RCKT Mortgage Trust 2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	1,250	1,245
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	40	39
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	156	146
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	180	143
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(1)(4)	246	240
2016-4, B1 144A 3.951%, 7/25/56(1)(4)	485	443
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	550	514
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	850	750
2018-6, A1A 144A 3.750%, 3/25/58(1)(4)	79	76
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	1,925	1,678
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	1,198	1,046
2020-1, M1 144A 3.500%, 1/25/60(1)(4)	305	250
2023-1, A1 144A 3.750%, 1/25/63(1)	666	607
2017-6, A2 144A 3.000%, 10/25/57(1)(4)	665	597
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	610	562
2020-SFR2, D 144A 2.281%, 11/17/39(1)	840	710
TVC Mortgage Trust 2020-RTL1, M 144A 5.193%, 9/25/24(1)(4)	1,405	1,389
VCAT LLC
2021-NPL3, A1 144A 1.743%, 5/25/51(1)(4)	412	381
2021-NPL4, A1 144A 1.868%, 8/25/51(1)(4)	557	515
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	310	269
2021-3, A1 144A 1.046%, 6/25/66(1)(4)	124	103
	Par Value	Value

Non-Agency—continued
2022-5, A1 144A 3.800%, 4/25/67(1)(4)	$ 843	$ 776
2022-6, A1 144A 4.910%, 6/25/67(1)(4)	967	933
2022-7, A1 144A 5.152%, 7/25/67(1)(4)	476	458
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	119	105
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	1,346	1,276
		45,900

Total Mortgage-Backed Securities (Identified Cost $55,603)		52,095

Asset-Backed Securities—13.6%
Automobiles—6.6%
ACC Trust 2021-1, C 144A 2.080%, 12/20/24(1)	632	623
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(1)	950	950
Avid Automobile Receivables Trust 2023-1, A 144A 6.630%, 7/15/26(1)	675	672
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(1)	1,129	1,050
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	841	828
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(1)	690	677
2022-N1, D 144A 4.130%, 12/11/28(1)	685	639
2023-N1, C 144A 5.920%, 7/10/29(1)	805	788
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(1)	1,040	1,034
DT Auto Owner Trust 2023-1A, D 144A 6.440%, 11/15/28(1)	777	767
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	745	737
2023-3A, D 6.680%, 4/16/29	920	917
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	750	743
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(1)	750	729
2020-3A, E 144A 4.310%, 7/15/27(1)	940	904
2022-2A, D 144A 6.150%, 4/17/28(1)	650	641
2023-1A, B 144A 6.190%, 6/15/27(1)	983	981
Hertz Vehicle Financing LLC 2022-4A, D 144A 6.560%, 9/25/26(1)	530	501
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(1)	474	469

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2023-1A, D 144A 7.300%, 6/17/30(1)	$ 780	$ 786
2023-2A, D 144A 6.300%, 2/15/31(1)	750	737
Lendbuzz Securitization Trust 2023-2A, A2 144A 7.090%, 10/16/28(1)	747	742
Lobel Automobile Receivables Trust 2023-1, B 144A 7.050%, 9/15/28(1)	895	879
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(1)	520	500
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(1)	780	776
United Auto Credit Securitization Trust 2023-1, C 144A 6.280%, 7/10/28(1)	784	776
USASF Receivables LLC 2020-1A, C 144A 5.940%, 8/15/24(1)	661	660
Westlake Automobile Receivables Trust 2022-1A, B 144A 2.750%, 3/15/27(1)	760	738
		21,244

Consumer Loans—1.1%
ACHV ABS Trust 2023-1PL, B 144A 6.800%, 3/18/30(1)	765	761
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	746	741
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	743	739
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(1)	835	802
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(1)	282	271
Upstart Securitization Trust 2022-2, A 144A 4.370%, 5/20/32(1)	260	257
		3,571

Credit Card—0.7%
Mercury Financial Credit Card Master Trust
2022-1A, A 144A 2.500%, 9/21/26(1)	735	694
2023-1A, A 144A 8.040%, 9/20/27(1)	777	776
Mission Lane Credit Card Master Trust 2023-A, A 144A 7.230%, 7/17/28(1)	746	739
		2,209

Other—5.2%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	661	650
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	73	73
2019-A, C 144A 4.010%, 7/16/40(1)	807	710
2020-AA, D 144A 7.150%, 7/17/46(1)	815	693
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	914	805
	Par Value	Value

Other—continued
Business Jet Securities LLC 2020-1A, A 144A 2.981%, 11/15/35(1)	$ 236	$ 223
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(1)	825	826
Conn’s Receivables Funding LLC 2022-A, B 144A 9.520%, 12/15/26(1)	630	631
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(1)	840	805
2023-1, A2 144A 5.990%, 3/15/32(1)	845	833
FAT Brands Royalty LLC 2021-1A, A2 144A 4.750%, 4/25/51(1)	830	762
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	1,034	880
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(1)	502	459
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(1)	960	796
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	687	609
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	613	562
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(1)	1,010	971
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	665	567
Octane Receivables Trust 2020-1A, B 144A 1.980%, 6/20/25(1)	644	633
Pawneee Equipment Receivables Series LLC 2022-1, B 144A 5.400%, 7/17/28(1)	635	615
Planet Fitness Master Issuer LLC 2018-1A, A2II 144A 4.666%, 9/5/48(1)	972	927
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	505	436
Purchasing Power Funding LLC 2021-A, B 144A 1.920%, 10/15/25(1)	1,000	968
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	456	438
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	879	732
		16,604

Total Asset-Backed Securities (Identified Cost $45,328)		43,628

Corporate Bonds and Notes—37.4%
Communication Services—2.1%
Altice France Holding S.A. 144A 6.000%, 2/15/28(1)	660	322
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	970	829
CSC Holdings LLC
5.250%, 6/1/24	450	418
144A 7.500%, 4/1/28(1)	710	405
CT Trust 144A 5.125%, 2/3/32(1)	610	489
DISH DBS Corp.
5.875%, 11/15/24	590	516

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Communication Services—continued
7.750%, 7/1/26	$ 440	$ 270
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	725	619
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	530	318
Millennium Escrow Corp. 144A 6.625%, 8/1/26(1)	475	350
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(1)	555	172
Sprint Capital Corp. 8.750%, 3/15/32	470	568
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	790	671
Telesat Canada 144A 6.500%, 10/15/27(1)	365	148
T-Mobile USA, Inc. 5.050%, 7/15/33	301	296
VZ Secured Financing B.V. 144A 5.000%, 1/15/32(1)	455	366
		6,757

Consumer Discretionary—3.0%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	870	818
144A 5.500%, 8/11/32(1)	285	276
Carriage Services, Inc. 144A 4.250%, 5/15/29(1)	480	413
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	515	509
Clarios Global LP
144A 8.500%, 5/15/27(1)	450	451
144A 6.750%, 5/15/28(1)	65	65
eG Global Finance plc 144A 8.500%, 10/30/25(1)	495	480
Ford Motor Co. 4.750%, 1/15/43	475	365
Ford Motor Credit Co. LLC
4.125%, 8/17/27	455	415
7.350%, 3/6/30	450	460
Jacobs Entertainment, Inc. 144A 6.750%, 2/15/29(1)	770	689
MDC Holdings, Inc. 3.966%, 8/6/61	565	337
Newell Brands, Inc. 6.625%, 9/15/29(5)	622	596
NMG Holding Co., Inc. 144A 7.125%, 4/1/26(1)	725	675
Nordstrom, Inc. 4.250%, 8/1/31	720	561
Premier Entertainment Sub LLC 144A 5.625%, 9/1/29(1)(5)	715	542
PulteGroup, Inc.
7.875%, 6/15/32	525	595
6.375%, 5/15/33	230	238
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(1)	24	26
Scientific Games International, Inc. 144A 7.000%, 5/15/28(1)	575	572
	Par Value	Value

Consumer Discretionary—continued
Weekley Homes LLC 144A 4.875%, 9/15/28(1)	$ 505	$ 454
		9,537

Consumer Staples—1.0%
Albertsons Cos., Inc.
144A 3.250%, 3/15/26(1)	285	263
144A 6.500%, 2/15/28(1)	272	273
BAT Capital Corp. 7.750%, 10/19/32	859	945
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	315	291
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)	465	332
Pilgrim’s Pride Corp. 6.250%, 7/1/33	695	673
Sigma Holdco B.V. 144A 7.875%, 5/15/26(1)	390	335
		3,112

Energy—7.5%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	840	839
Antero Midstream Partners LP 144A 5.750%, 1/15/28(1)	685	653
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)	580	570
BP Capital Markets plc 4.875% (6)	865	786
Chesapeake Energy Corp. 144A 5.875%, 2/1/29(1)	455	432
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(1)	640	628
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	385	390
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)	679	699
CrownRock LP
144A 5.625%, 10/15/25(1)	415	409
144A 5.000%, 5/1/29(1)	460	431
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	845	742
Ecopetrol S.A.
4.625%, 11/2/31	770	589
8.875%, 1/13/33	750	739
Enbridge, Inc. 7.625%, 1/15/83	685	688
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	410	399
Energy Transfer LP Series H 6.500% (6)	660	600
Genesis Energy LP 8.875%, 4/15/30	580	567
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(1)	375	382
Hilcorp Energy I LP
144A 5.750%, 2/1/29(1)	485	439
144A 6.000%, 2/1/31(1)	485	432
International Petroleum Corp. RegS, 144A 7.250%, 2/1/27(1)(3)	200	186

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—continued
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(1)	$ 670	$ 572
Kinder Morgan, Inc. 7.750%, 1/15/32	640	723
Korea National Oil Corp. 144A 4.875%, 4/3/28(1)	200	198
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	660	638
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(1)(7)	375	6
Nabors Industries Ltd. 144A 7.250%, 1/15/26(1)	700	654
Northriver Midstream Finance LP 144A 5.625%, 2/15/26(1)	735	685
Occidental Petroleum Corp. 6.125%, 1/1/31	840	853
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (1)(6)(7)	124	—(8)
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	600	557
Pertamina Persero PT 144A 2.300%, 2/9/31(1)	1,465	1,192
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(1)(9)	1,580	55
Petroleos Mexicanos
6.500%, 3/13/27	740	657
6.700%, 2/16/32	1,250	949
7.690%, 1/23/50	735	495
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	565	524
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	780	650
Southwestern Energy Co. 5.375%, 2/1/29	615	579
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	485	498
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)	415	379
Transocean, Inc.
144A 11.500%, 1/30/27(1)	471	488
144A 8.750%, 2/15/30(1)	400	406
USA Compression Partners LP 6.875%, 4/1/26	410	402
Venture Global Calcasieu Pass LLC
144A 3.875%, 8/15/29(1)	55	48
144A 4.125%, 8/15/31(1)	485	417
		24,225

Financials—9.5%
Acrisure LLC 144A 7.000%, 11/15/25(1)	1,175	1,138
Allstate Corp. (The) Series B 5.750%, 8/15/53	720	709
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	735	564
Banco Mercantil del Norte S.A. 144A 6.625% (1)(6)	855	656
Banco Santander Chile 144A 3.177%, 10/26/31(1)(5)	935	809
Bank of America Corp.
5.015%, 7/22/33(5)	910	890
	Par Value	Value

Financials—continued
5.288%, 4/25/34	$ 300	$ 297
2.482%, 9/21/36	840	643
Bank of New York Mellon Corp. (The) Series G 4.700% (6)	795	772
Barclays plc 7.437%, 11/2/33	580	628
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	890	775
Blackstone Private Credit Fund 2.625%, 12/15/26	430	366
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	815	620
Brighthouse Financial, Inc. 5.625%, 5/15/30	333	321
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(1)	665	577
Capital One Financial Corp. 2.359%, 7/29/32	865	611
Charles Schwab Corp. (The) Series H 4.000% (6)	720	525
Citadel LP 144A 4.875%, 1/15/27(1)	605	579
Citigroup, Inc.
6.270%, 11/17/33	985	1,046
6.174%, 5/25/34	544	549
Citizens Bank N.A. 2.250%, 4/28/25	490	443
Cobra Acquisition Co. LLC 144A 6.375%, 11/1/29(1)	470	331
Corebridge Financial, Inc. 6.875%, 12/15/52	793	760
Discover Financial Services 6.700%, 11/29/32	428	441
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	970	866
Export-Import Bank Korea 5.125%, 1/11/33	625	645
Fifth Third Bancorp 4.337%, 4/25/33	475	419
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	282	283
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33	790	667
6.450%, 5/1/36	355	371
Huntington Bancshares, Inc. 2.550%, 2/4/30	540	433
JPMorgan Chase & Co.
5.717%, 9/14/33	570	578
1.953%, 2/4/32	795	633
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	430	374
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	740	581
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(4)	666	427
MetLife, Inc. Series G 3.850% (6)	715	661
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)	820	730
Morgan Stanley
6.342%, 10/18/33	710	755
5.250%, 4/21/34	570	563

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
5.948%, 1/19/38	$ 352	$ 347
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 2.910%) 8.209%, 4/30/43(4)	450	436
OneMain Finance Corp. 6.875%, 3/15/25	605	599
OWL Rock Core Income Corp. 4.700%, 2/8/27	422	383
Prudential Financial, Inc.
5.125%, 3/1/52	192	173
6.000%, 9/1/52	117	111
6.750%, 3/1/53	560	563
State Street Corp. 4.821%, 1/26/34	838	814
Synchrony Financial
4.875%, 6/13/25	310	295
3.700%, 8/4/26	180	162
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	686
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	610
Wells Fargo & Co.
5.389%, 4/24/34	425	422
Series BB 3.900%(6)	950	836
		30,473

Health Care—3.6%
AdaptHealth LLC 144A 5.125%, 3/1/30(1)	900	729
Akumin, Inc. 144A 7.000%, 11/1/25(1)	665	544
Amgen, Inc.
5.250%, 3/2/33	359	359
5.650%, 3/2/53	143	145
Bausch Health Cos., Inc.
144A 6.125%, 2/1/27(1)	45	29
144A 11.000%, 9/30/28(1)	133	94
144A 14.000%, 10/15/30(1)	26	16
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	556	488
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(5)	525	425
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(1)	800	724
Community Health Systems, Inc.
144A 6.875%, 4/15/29(1)	70	44
144A 6.125%, 4/1/30(1)	645	384
144A 4.750%, 2/15/31(1)	650	491
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	795	688
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	111	114
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	605	621
HCA, Inc. 5.500%, 6/1/33	740	739
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	475	470
Lannett Co., Inc. 144A 7.750%, 4/15/26(1)	165	9
	Par Value	Value

Health Care—continued
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	$ 325	$ 302
Medline Borrower LP 144A 5.250%, 10/1/29(1)	320	278
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(10)	345	255
Surgery Center Holdings, Inc.
144A 6.750%, 7/1/25(1)	340	339
144A 10.000%, 4/15/27(1)	173	177
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(1)	510	271
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	540	481
Universal Health Services, Inc. 2.650%, 1/15/32	1,095	863
Viatris, Inc. 2.700%, 6/22/30	915	740
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	830	725
		11,544

Industrials—3.5%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)(5)	923	886
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	705	623
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	597	558
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	685	599
Boeing Co. (The)
5.150%, 5/1/30	295	292
3.750%, 2/1/50	450	338
5.805%, 5/1/50	155	155
5.930%, 5/1/60	220	218
Chart Industries, Inc.
144A 7.500%, 1/1/30(1)	10	10
144A 9.500%, 1/1/31(1)	550	584
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	1,015	837
Deluxe Corp. 144A 8.000%, 6/1/29(1)	255	200
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(1)	280	276
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	580	493
Icahn Enterprises LP
6.250%, 5/15/26	175	159
5.250%, 5/15/27	365	315
Neptune Bidco U.S., Inc. 144A 9.290%, 4/15/29(1)	325	298
OT Merger Corp. 144A 7.875%, 10/15/29(1)	240	150
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	893	892
Ritchie Bros Holdings, Inc. 144A 7.750%, 3/15/31(1)	490	508
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	650	605

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
Sempra Global 144A 3.250%, 1/15/32(1)	$ 814	$ 654
TransDigm, Inc. 5.500%, 11/15/27	310	292
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	589	600
United Rentals North America, Inc. 3.750%, 1/15/32	540	457
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)	340	312
		11,311

Information Technology—1.7%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	365	330
144A 4.000%, 7/1/29(1)	600	537
CDW LLC 3.569%, 12/1/31	682	576
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(1)	110	100
144A 6.500%, 10/15/28(1)	635	543
Dell International LLC 8.100%, 7/15/36	575	673
Kyndryl Holdings, Inc. 3.150%, 10/15/31	610	458
Leidos, Inc. 2.300%, 2/15/31	1,135	894
TD SYNNEX Corp. 2.375%, 8/9/28	785	643
Viasat, Inc. 144A 5.625%, 9/15/25(1)	610	591
		5,345

Materials—2.0%
ArcelorMittal S.A. 6.800%, 11/29/32	595	611
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(1)	935	675
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	710	634
Celanese U.S. Holdings LLC 5.900%, 7/5/24	230	230
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	750	758
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	935	890
Knife River Corp. 144A 7.750%, 5/1/31(1)	95	96
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(5)	930	831
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(1)	100	99
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(1)	591	570
Taseko Mines Ltd. 144A 7.000%, 2/15/26(1)	460	419
Teck Resources Ltd. 6.125%, 10/1/35	510	513
	Par Value	Value

Materials—continued
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	$ 167	$ 137
		6,463

Real Estate—1.6%
EPR Properties 3.600%, 11/15/31	475	370
GLP Capital LP
5.750%, 6/1/28	229	224
4.000%, 1/15/30	245	212
3.250%, 1/15/32	436	352
Kite Realty Group Trust 4.750%, 9/15/30	840	755
MPT Operating Partnership LP 3.500%, 3/15/31	510	351
Office Properties Income Trust 4.500%, 2/1/25	900	778
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	845	626
Service Properties Trust 4.950%, 2/15/27	455	389
VICI Properties LP
4.950%, 2/15/30	375	352
5.125%, 5/15/32	525	491
144A 4.125%, 8/15/30(1)	180	159
		5,059

Utilities—1.9%
CMS Energy Corp. 4.750%, 6/1/50	860	739
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	203
144A 6.900%, 5/23/53(1)	605	627
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	585	649
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(1)	465	456
Ferrellgas LP
144A 5.375%, 4/1/26(1)	305	284
144A 5.875%, 4/1/29(1)	175	147
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	775	781
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	712	718
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	746
Sunnova Energy Corp. 144A 5.875%, 9/1/26(1)(5)	555	507
Vistra Corp. 144A 8.000% (1)(6)	295	276
		6,133

Total Corporate Bonds and Notes (Identified Cost $131,626)		119,959

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Leveraged Loans—12.7%
Aerospace—0.5%
Amentum Government Services Holdings LLC Tranche B-3 (1 month Term SOFR + 4.000%) 9.147%, 2/15/29(4)	$ 218	$ 212
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.702%, 6/7/28(4)	260	256
Kestrel Bidco, Inc. (3 month Term SOFR + 3.100%) 8.251%, 12/11/26(4)	289	279
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	308	320
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(4)	459	459
		1,526

Chemicals—0.4%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(4)	409	407
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(4)	603	580
Windsor Holdings III LLC (3 month LIBOR + 3.250%) 0.000%, 6/21/30(4)(11)	405	397
		1,384

Consumer Non-Durables—0.4%
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.750%) 11.337%, 12/8/28(4)	291	282
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 0.000%, 12/22/26(4)(11)	574	558
ZEP, Inc. First Lien (3 month LIBOR + 4.000%) 9.538%, 8/12/24(4)	439	372
		1,212

Energy—0.5%
Hamilton Projects Acquiror LLC Tranche B (1 month Term SOFR + 4.614%) 9.717%, 6/17/27(4)	409	404
Medallion Midland Acquisition LLC (3 month Term SOFR + 3.750%) 9.253%, 10/18/28(4)	272	269
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.505% - 8.539%, 10/5/28(4)	489	488
Traverse Midstream Partners LLC (1 month Term SOFR + 3.850%) 8.937%, 2/16/28(4)	520	515
		1,676

Financials—0.2%
Asurion LLC Tranche B-9 (3 month LIBOR + 3.250%) 8.788%, 7/31/27(4)	162	153
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 8.264%, 6/15/25(4)	270	267
	Par Value	Value

Financials—continued
Castlelake Aviation One Designated Activity Co. 2023 (3 month Term SOFR + 2.750%) 8.004%, 10/22/27(4)	$ 363	$ 361
		781

Food / Tobacco—1.0%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.439%, 5/16/29(4)	673	651
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR - Term SOFR + 2.250%) 7.452%, 1/29/27(4)	557	553
Naked Juice LLC (1-3 month Term SOFR + 3.350%) 8.452% - 8.592%, 1/24/29(4)	552	513
Pegasus Bidco B.V. Tranche B-2 (3 month Term SOFR + 4.250%) 9.336%, 7/12/29(4)	548	545
Shearer’s Foods LLC First Lien (1 month Term SOFR + 3.500%) 8.717%, 9/23/27(4)	557	549
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.753%, 3/31/28(4)	238	230
		3,041

Forest Prod / Containers—0.5%
Klockner Pentaplast of America, Inc. Tranche B (3 month LIBOR + 4.750%) 0.000%, 2/12/26(4)(11)	484	459
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 4.000%) 9.141% - 9.160% , 8/14/26(4)	210	209
Spectrum Holdings III Corp. First Lien (1 month LIBOR + 3.250%) 8.831%, 1/31/25(4)	472	469
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.467%, 3/3/28(4)	564	548
		1,685

Gaming / Leisure—0.9%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.452%, 2/6/30(4)	145	144
Carnival Corp. Tranche B (1 month Term SOFR + 3.114%) 8.217%, 6/30/25(4)	558	557
ECL Entertainment LLC Tranche B (1 month Term SOFR + 7.500%) 12.717%, 5/1/28(4)	281	282
Entain plc Tranche B-2 (3 month LIBOR + 3.250%) 0.000%, 10/31/29(4)(11)	50	50
J&J Ventures Gaming LLC (3 month LIBOR + 4.000%) 9.538%, 4/26/28(4)	333	329
Playa Resorts Holding B.V. (1 month Term SOFR + 4.250%) 9.341%, 1/5/29(4)	302	301
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 9.520%, 11/1/26(4)	129	128

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Scientific Games Holdings LP (3 month Term SOFR + 3.500%) 0.000%, 4/4/29(4)	$ 464	$ 458
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(4)	559	558
		2,807

Health Care—1.5%
Agiliti Health, Inc. 2023, Tranche B (3 month LIBOR + 3.500%) 0.000%, 5/1/30(4)(11)	455	452
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.443%, 9/29/28(4)	555	551
Fortrea, Inc. Tranche B (3 month LIBOR + 4.750%) 0.000%, 6/12/30(4)(11)	185	185
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.342%, 10/1/27(4)	239	235
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.592%, 8/19/28(4)	265	263
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(4)	260	240
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.467%, 10/23/28(4)	557	550
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month Term SOFR + 3.762%) 9.003%, 11/30/27(4)	266	262
Phoenix Guarantor, Inc.
Tranche B-1 (1 month Term SOFR + 3.250%) 8.352%, 3/5/26(4)	312	308
Tranche B-3 (1 month Term SOFR + 3.500%) 8.602%, 3/5/26(4)	100	99
Phoenix Newco, Inc. First Lien (1 month Term SOFR + 3.364%) 8.467%, 11/15/28(4)	183	181
Sotera Health Holdings LLC (3 month Term SOFR + 3.750%) 8.816%, 12/11/26(4)	155	155
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.092%, 10/1/26(4)	578	574
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.250%) 9.753%, 11/20/26(4)	348	309
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 8.943%, 7/2/25(4)	553	535
		4,899

Housing—0.3%
Chariot Buyer LLC (3 month LIBOR + 3.250%) 0.000%, 11/3/28(4)(11)	456	445
Quikrete Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.114%) 8.217%, 3/19/29(4)	341	341
	Par Value	Value

Housing—continued
SRS Distribution, Inc.
2021 (1 month LIBOR + 3.500%) 8.693%, 6/2/28(4)	$ 172	$ 167
2022 (1 month Term SOFR + 3.600%) 8.702%, 6/2/28(4)	49	48
		1,001

Information Technology—1.7%
Applied Systems, Inc.
2026 (3 month Term SOFR + 4.500%) 9.742%, 9/18/26(4)	264	265
Second Lien (3 month Term SOFR + 6.750%) 11.992%, 9/17/27(4)	366	366
CDK Global, Inc. (3 month Term SOFR + 4.250%) 9.492%, 7/6/29(4)	748	745
ConnectWise LLC (1 month LIBOR + 3.500%) 8.693%, 9/29/28(4)	137	133
Epicor Software Corp. Tranche C (1 month Term SOFR + 3.364%) 8.467%, 7/30/27(4)	265	262
Finastra USA, Inc. First Lien (6 month LIBOR + 3.500%) 9.231%, 6/13/24(4)	438	420
Hyland Software, Inc. 2018 (1 month LIBOR + 3.500%) 8.693%, 7/1/24(4)	514	509
Indicor LLC (3 month Term SOFR + 4.500%) 9.742%, 11/22/29(4)	504	501
Open Text Corp. (1 month Term SOFR + 3.600%) 8.702%, 1/31/30(4)	293	295
Project Ruby Ultimate Parent Corp. First Lien (1 month Term SOFR + 3.364%) 8.467%, 3/10/28(4)	399	390
Proofpoint, Inc. (1 month Term SOFR + 3.364%) 8.467%, 8/31/28(4)	137	133
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.217%, 4/24/28(4)	253	247
Sophia LP Tranche B (3 month LIBOR + 3.500%) 9.038%, 10/7/27(4)	338	334
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.999% - 8.026%, 3/3/30(4)	637	637
UKG, Inc.
2021, Second Lien (3 month LIBOR + 5.250%) 10.271%, 5/3/27(4)	25	24
2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(4)	132	129
		5,390

Manufacturing—0.8%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.600%) 8.559%, 10/8/27(4)	226	226
Arcline FM Holdings LLC
First Lien (3 month Term SOFR + 4.750%) 10.253%, 6/23/28(4)	338	329
Second Lien (3 month Term SOFR + 8.250%) 13.753%, 6/25/29(4)	140	127
Chart Industries, Inc. (1 month Term SOFR + 3.850%) 8.941%, 3/15/30(4)	239	239

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
Filtration Group Corp. 2021 (3 month LIBOR + 3.500%) 0.000%, 10/21/28(4)(11)	$ 624	$ 621
Madison IAQ LLC (3 month LIBOR + 3.250%) 0.000%, 6/21/28(4)(11)	484	473
Safe Fleet Holdings LLC 2022 (1 month Term SOFR + 3.850%) 8.932%, 2/23/29(4)	398	397
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.452%, 3/17/27(4)	297	291
		2,703

Media / Telecom - Broadcasting—0.2%
Univision Communications, Inc. 2021 (3 month LIBOR + 3.250%) 0.000%, 3/15/26(4)(11)	618	612
Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(4)	654	639
Media / Telecom - Diversified Media—0.2%
McGraw-Hill Education, Inc. (1 month Term SOFR + 4.864% - 6 month LIBOR + 4.750%) 9.967% - 9.985% , 7/28/28(4)	273	255
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.004%, 4/11/29(4)	285	250
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 7.950%, 5/18/25(4)	267	267
		772

Media / Telecom - Telecommunications—0.1%
Cincinnati Bell, Inc. Tranche B-2 (3 month LIBOR + 3.750%) 0.000%, 11/22/28(4)(11)	329	314
Retail—0.6%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.459%, 11/8/27(4)	366	364
EG America LLC (3 month LIBOR + 4.000%) 0.000%, 2/7/25(4)(11)	530	520
Great Outdoors Group LLC Tranche B-2 (1 month LIBOR + 3.750%) 8.943%, 3/6/28(4)	349	346
PetsMart LLC (1 month Term SOFR + 3.850%) 8.952%, 2/11/28(4)	523	521
Rising Tide Holdings, Inc. Tranche A (3 month Term SOFR + 5.000%) 10.264%, 6/1/28(4)	261	155
		1,906

Service—2.0%
AlixPartners LLP (3 month LIBOR + 2.500%) 0.000%, 2/4/28(4)(11)	618	616
	Par Value	Value

Service—continued
Apex Group Treasury Ltd. First Lien (3 month LIBOR + 3.750%) 9.074%, 7/27/28(4)	$ 245	$ 241
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.702%, 12/11/28(4)	403	378
BrightView Landscapes LLC Tranche B (1-3 month Term SOFR + 3.250%) 8.295% - 8.352%, 4/20/29(4)	557	548
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 8.202%, 3/20/25(4)	341	320
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 3.350%) 8.434%, 2/6/26(4)	381	381
DXP Enterprises, Inc. (3 month Term SOFR + 5.250%) 10.444%, 12/23/27(4)	336	337
Ensemble RCM LLC (3 month LIBOR + 3.750%) 0.000%, 8/3/26(4)(11)	30	30
Garda World Security Corp. Tranche B-2 (1 month Term SOFR + 4.350%) 9.427%, 10/30/26(4)	115	114
Grab Holdings, Inc. (1 month LIBOR + 4.500%) 9.700%, 1/29/26(4)	131	131
Kuehg Corp. (3 month LIBOR + 3.750%) 0.000%, 5/23/30(4)(11)	460	455
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(4)	545	540
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.952%, 2/1/28(4)	666	653
PODS LLC (1 month Term SOFR + 3.114%) 8.217%, 3/31/28(4)	265	260
Sedgwick Claims Management Services, Inc. 2023 (1 month Term SOFR + 3.750%) 8.852%, 2/24/28(4)	594	589
St. George’s University Scholastic Services LLC (1 month Term SOFR + 3.350%) 8.452%, 2/10/29(4)	262	260
TMF Group HoldCo B.V. Tranche B (3 month LIBOR + 4.000%) 0.000%, 5/5/28(4)(11)	215	215
Weld North Education LLC 2021 (1 month Term SOFR + 3.864%) 8.967%, 12/21/27(4)	336	330
		6,398

Transportation - Automotive—0.4%
American Axle & Manufacturing, Inc. Tranche B, First Lien (1-6 month Term SOFR + 3.600%) 8.436% - 8.777%, 12/13/29(4)	389	388
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(4)	525	523
PAI Holdco, Inc. Tranche B (3 month LIBOR + 3.750%) 9.023%, 10/28/27(4)	260	241
		1,152

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Utilities—0.3%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.943%, 8/1/25(4)	$ 733	$ 731
Generation Bridge II LLC
Tranche B (1 month Term SOFR + 5.000%) 10.217%, 2/23/29(4)	141	141
Tranche C (1 month Term SOFR + 5.000%) 10.217%, 2/23/29(4)	15	14
		886

Total Leveraged Loans (Identified Cost $41,018)		40,784

	Shares
Preferred Stocks—1.1%
Financials—0.8%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)	525(12)	483
JPMorgan Chase & Co. Series HH, 4.600%	300(12)	280
MetLife, Inc. Series D, 5.875%	478(12)	439
Truist Financial Corp. Series Q, 5.100%	725(12)	627
Zions Bancorp NA, 6.950%(5)	38,525	941
		2,770

Industrials—0.3%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(4)	920(12)	920
Total Preferred Stocks (Identified Cost $3,825)		3,690

Common Stocks—0.0%
Consumer Discretionary—0.0%
MYT Holding LLC Class B(7)(13)	42,729	10
NMG Parent LLC(7)(13)	836	104
		114

Total Common Stocks (Identified Cost $307)		114

Rights—0.0%
Utilities—0.0%
Vistra Energy Corp., 12/29/49(7)(13)	6,252	7
Total Rights (Identified Cost $5)		7

Total Long-Term Investments—96.1% (Identified Cost $330,907)		308,721

	Shares	Value

Short-Term Investment—2.5%
Money Market Mutual Fund—2.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(14)	7,961,180	$ 7,961
Total Short-Term Investment (Identified Cost $7,961)		7,961

Securities Lending Collateral—1.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(14)(15)	3,488,132	3,488
Total Securities Lending Collateral (Identified Cost $3,488)		3,488

TOTAL INVESTMENTS—99.7% (Identified Cost $342,356)		$320,170
Other assets and liabilities, net—0.3%		850
NET ASSETS—100.0%		$321,020

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BAM	Build America Municipal Insured
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $157,130 or 48.9% of net assets.
(2)	Security in default; no interest payments are being received.
(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	All or a portion of security is on loan.
(6)	No contractual maturity date.
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Amount is less than $500 (not in thousands).
(9)	Security in default; no interest payments are being received during the bankruptcy proceedings.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
(10)	Security in default, interest payments are being received during the bankruptcy proceedings.
(11)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(12)	Value shown as par value.
(13)	Non-income producing.
(14)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(15)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	84%
Canada	2
Mexico	2
Netherlands	1
Luxembourg	1
Indonesia	1
United Kingdom	1
Other	8
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$43,628	$—	$43,628	$—
Corporate Bonds and Notes	119,959	—	119,953	6
Foreign Government Securities	18,943	—	18,943	—
Leveraged Loans	40,784	—	40,784	—
Mortgage-Backed Securities	52,095	—	52,095	—
Municipal Bonds	1,538	—	1,538	—
U.S. Government Securities	27,963	—	27,963	—
Equity Securities:
Preferred Stocks	3,690	941	2,749	—
Rights	7	—	—	7
Common Stocks	114	—	—	114
Money Market Mutual Fund	7,961	7,961	—	—
Securities Lending Collateral	3,488	3,488	—	—
Total Investments	$320,170	$12,390	$307,653	$127
Securities held by the Fund with an end of period value of $—(a) were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2023.
(a)Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.